Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation	12 Months Ended
Jan. 03, 2021
Buildings [Member] | Bottom of range [member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	20
Buildings [Member] | Top of range [member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	50
Molds [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	5
Vehicles [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	4
Computers and equipment [Member] | Bottom of range [member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	3
Computers and equipment [Member] | Top of range [member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	10
Leasehold improvements [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	3